Labor liabilities and pension plan obligations	3 Months Ended
Mar. 31, 2024
Labor Liabilities And Pension Plan Obligations
Labor liabilities and pension plan obligations

20	Labor liabilities and pension plan obligations

	March 31, 2024	December 31, 2023
Salaries and payroll charges	37,337	69,885
Provision for vacation	245,218	256,415
Provision for Christmas bonus	21,325	-
Healthcare plan (i)	117,551	86,147
Provision for profit sharing (ii)	122,353	97,514
Incentivized Dismissal Program - IDP (iii)	192,626	290,202
Consent Decree (TAC)	5,161	6,093
Knowledge Retention Program (KRP)	1,016	1,184
Total	742,587	807,440

(i)	Healthcare plan

Benefits granted are paid after the event, free of choice, and are sponsored by the contributions of SABESP and the employees. In the first quarter of 2024, the Company contributed 8.7%, on average, of gross payroll, totaling R$ 66,605 (9.8% in the first quarter of 2023, totaling R$ 75,505).

The agreement entered into between SABESP and AAPS (Sabesp’s Association of Retirees and Pensioners) regarding financial compensation for 60 months for the VIVEST health plan operator regarding the migration of retirees, former employees, pensioners, and dependents between health plans is recorded in this line.

Until the ratification of the agreement, SABESP was responsible for transferring to VIVEST the amounts referring to deficits in the health plans of retirees, former employees, pensioners, and dependents, and for ensuring that each individual reimbursed the Company for the deficit.

In the first quarter of 2024, the Company recognized the obligations related to the agreement, considering the entire population migrated or those in negotiations for migration, with a total impact of R$ 162,388 on the period’s result, under the general expenses line. Of this amount, R$ 10,237 was paid by March 31, 2024, of which R$ 31,206 was recorded under current liabilities and R$ 120,945 under noncurrent liabilities in “Other Obligations”.

(ii)	Provision for profit sharing

Based on an agreement with the labor union, the Profit Sharing Program corresponds to up to one month’s salary for each employee, depending on the achievement of the goals established, from January to December, and should be paid in the subsequent year.

(iii)	Incentivized Dismissal Program - IDP

In June 2023, the Company implemented the Incentivized Dismissal Program (PDI or Program) to pacifically reduce the workforce and provide gains in efficiency, increase of competitiveness, and optimization of costs (further details in Note 21 to the Annual Financial Statements as of December, 31, 2023).

As of March 31, 2024, R$ 250,054 was recorded due to the provision for compensation incentives for employees who joined the program, of which R$ 192,626 in current liabilities and R$ 57,428 in noncurrent liabilities under “Labor Obligations”.